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July 24, 2018
Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20546

Re:	Driehaus Mutual Funds (“Registrant”)

    Registration Nos. 333-05265 and 811-07655

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on July 2, 2018.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
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